Equity-Based Compensation - Stock Options and Stock Appreciation Rights (Details) - Stock Options and SARs - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares
Beginning of Period (in shares)	0	955,000
Exercised (in shares)	0	(595,000)
Forfeited or Expired (in shares)		(360,000)
End of Period (in shares)		0
Weighted-Average Exercise Price
Beginning of Period (in USD per share)	$ 0.00	$ 77.52
Exercised (in USD per share)		81.71
Forfeited or Expired (in USD per share)		70.59
End of Period (in USD per share)		$ 0.00
Weighted average contractual term of options outstanding		0 years
Total Intrinsic Value		$ 0